Consolidated Statements of Cash Flows (Ensysce Biosciences, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ 2,404,519	$ 365,954
Changes in operating assets and liabilities:
Net cash used in operating activities	(864,439)	(1,424,792)
Cash flows from financing activities:
Proceeds from issuance of promissory notes		566,268
Net cash provided by financing activities	(183,551,163)	(11,025,845)
Decrease in cash and cash equivalents	(1,011,949)	(597,247)
Supplemental cash flow information:
Income tax payments	125,701	525,000
Ensysce Biosciences, Inc [Member]
Cash flows from operating activities:
Net loss	(160,875)	(10,102,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	201	201
Accrued interest	381,886	292,260
Accretion of discounts on promissory notes	613,610	666,689
Change in fair value of embedded derivative	(2,447,908)	575,087
Stock-based compensation	178,679	6,035,433
Lease cost	1,962
Changes in operating assets and liabilities:
Accounts receivable	173,552	(173,552)
Prepaid expenses and other assets	(25,401)	70,332
Accounts payable	1,183,820	372,928
Accrued expenses and other liabilities	(1,146,868)	1,327,639
Net cash used in operating activities	(1,247,342)	(935,263)
Cash flows from financing activities:
Proceeds from issuance of promissory notes	700,000	400,000
Proceeds from issuance of promissory notes to related party	400,000	100,000
Contribution from noncontrolling interest	20
Net cash provided by financing activities	1,100,020	500,000
Decrease in cash and cash equivalents	(147,322)	(435,263)
Cash and cash equivalents beginning of period	341,536	776,799
Cash and cash equivalents end of period	194,214	341,536
Supplemental cash flow information:
Income tax payments	1,600	1,600
Supplemental disclosure of non-cash investing and financing activities:
Adoption of ASC 842	25,500
Fair value of embedded derivative at issuance	$ 471,823	$ 414,188